Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 60,759	¥ 58,507	¥ 59,227	¥ 60,071
Provision (reversal)		3,359	4,049	7,998	6,743
Charge-offs		(5,160)	(5,398)	(8,480)	(8,326)
Recoveries		301	175	531	614
Other	[1]	(1,283)	(1,545)	(1,300)	(3,314)
Ending balance		57,976	55,788	57,976	55,788
Allowance for credit losses, Individually Evaluated for Impairment		17,869	19,410	17,869	19,410	¥ 20,068
Allowance for credit losses, Not Individually Evaluated for Impairment		40,107	36,378	40,107	36,378	39,159
Financing receivables, Ending balance		3,985,112	3,768,921	3,985,112	3,768,921	3,997,182
Financing receivables, individually evaluated for impairment		54,748	61,210	54,748	61,210	59,025
Financing receivables, Not individually evaluated for impairment		3,930,364	3,707,711	3,930,364	3,707,711	3,938,157
Consumer borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		20,086	14,690	18,599	13,267
Provision (reversal)		2,558	2,639	6,018	5,275
Charge-offs		(2,254)	(1,886)	(4,343)	(3,326)
Recoveries		258	79	376	238
Other	[1]	3	197	1	265
Ending balance		20,651	15,719	20,651	15,719
Allowance for credit losses, Individually Evaluated for Impairment		3,131	2,927	3,131	2,927	2,927
Allowance for credit losses, Not Individually Evaluated for Impairment		17,520	12,792	17,520	12,792	15,672
Financing receivables, Ending balance		1,676,208	1,540,255	1,676,208	1,540,255	1,616,009
Financing receivables, individually evaluated for impairment		18,409	14,942	18,409	14,942	16,667
Financing receivables, Not individually evaluated for impairment		1,657,799	1,525,313	1,657,799	1,525,313	1,599,342
Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually Evaluated for Impairment		11,415		11,415		12,679
Financing receivables, Ending balance		1,072,208		1,072,208		1,152,354
Financing receivables, individually evaluated for impairment		30,636		30,636		34,915
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[2]	5,831	7,703	6,061	8,233
Provision (reversal)	[2]	(65)	(423)	(209)	(739)
Charge-offs	[2]	(1,002)	(186)	(1,110)	(510)
Recoveries	[2]	39	17	63	220
Other	[1],[2]	2	(1)	0	(94)
Ending balance	[2]	4,805	7,110	4,805	7,110
Allowance for credit losses, Individually Evaluated for Impairment	[2]	3,323	5,123	3,323	5,123	4,462
Allowance for credit losses, Not Individually Evaluated for Impairment	[2]	1,482	1,987	1,482	1,987	1,599
Financing receivables, Ending balance	[2]	21,998	26,466	21,998	26,466	24,795
Financing receivables, individually evaluated for impairment	[2]	5,703	9,291	5,703	9,291	7,443
Financing receivables, Not individually evaluated for impairment	[2]	16,295	17,175	16,295	17,175	17,352
Non-recourse Loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		2,647	1,722	2,951	1,800
Provision (reversal)		(86)	187	(268)	261
Charge-offs		0	(1)	(115)	(2)
Recoveries		0	0	0	0
Other	[1]	16	(30)	9	(181)
Ending balance		2,577	1,878	2,577	1,878
Allowance for credit losses, Individually Evaluated for Impairment		1,984	1,325	1,984	1,325	2,114
Allowance for credit losses, Not Individually Evaluated for Impairment		593	553	593	553	837
Financing receivables, Ending balance		87,454	74,008	87,454	74,008	88,726
Financing receivables, individually evaluated for impairment		5,443	5,399	5,443	5,399	6,032
Financing receivables, Not individually evaluated for impairment		82,011	68,609	82,011	68,609	82,694
Other loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		21,487	21,706	21,079	23,391
Provision (reversal)		148	1,236	1,278	1,186
Charge-offs		(1,216)	(2,030)	(1,972)	(2,690)
Recoveries		16	79	90	145
Other	[1]	(1,390)	(1,661)	(1,430)	(2,702)
Ending balance		19,045	19,330	19,045	19,330
Allowance for credit losses, Individually Evaluated for Impairment		9,431	10,035	9,431	10,035	10,565
Allowance for credit losses, Not Individually Evaluated for Impairment		9,614	9,295	9,614	9,295	10,514
Financing receivables, Ending balance		984,754	973,953	984,754	973,953	1,063,628
Financing receivables, individually evaluated for impairment		25,193	31,578	25,193	31,578	28,883
Financing receivables, Not individually evaluated for impairment		959,561	942,375	959,561	942,375	1,034,745
Direct Financing Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		10,708	12,686	10,537	13,380
Provision (reversal)		804	410	1,179	760
Charge-offs		(688)	(1,295)	(940)	(1,798)
Recoveries		(12)	0	2	11
Other	[1]	86	(50)	120	(602)
Ending balance		10,898	11,751	10,898	11,751
Allowance for credit losses, Individually Evaluated for Impairment		0	0	0	0	0
Allowance for credit losses, Not Individually Evaluated for Impairment		10,898	11,751	10,898	11,751	10,537
Financing receivables, Ending balance		1,214,698	1,154,239	1,214,698	1,154,239	1,204,024
Financing receivables, individually evaluated for impairment		0	0	0	0	0
Financing receivables, Not individually evaluated for impairment		¥ 1,214,698	¥ 1,154,239	¥ 1,214,698	¥ 1,154,239	¥ 1,204,024

[1]	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to sales of loans.
[2]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.